Liquidity and management's plans	12 Months Ended
Dec. 31, 2016
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Liquidity and management's plans
2.	Liquidity and management’s plans:

At December 31, 2016, the Company had approximately $6.9 million in cash and cash equivalents. Based on the Company’s current operational plan and budget, the Company expects that it has sufficient cash to manage its business into approximately the first quarter of 2018, although this estimation assumes the Company does not accelerate the development of the existing product candidate, acquire other drug development opportunities, or otherwise face unexpected events, costs or contingencies, any of which could affect the Company’s cash requirements. Available resources may be consumed more rapidly than anticipated, potentially resulting in the need for additional funding. Moreover, the Company may be liable for a payroll tax liability arising from the payment of certain vested RSU awards on or before March 15, 2017. Such withholding payment for related payroll taxes will be based upon the market value of approximately 26.5 million shares on the payment date of the RSUs, could be material and significantly reduce the Company’s cash resources and thus require the Company to raise additional capital earlier than planned to fund ongoing operations.